Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of accounts receivable, net

As of December 31, 2020, 2019 and 2018, accounts receivable are as follows:

	December 31,
	2020	2019	2018
Trade receivables	$2,772,418	2,595,978	2,523,950
Allowance for doubtful accounts	(68,360)	(72,886)	(79,937)
Income tax receivable	190,110	187,912	114,935
Recoverable value-added tax and other recoverable taxes	1,471,851	1,156,106	927,406
	$4,366,019	3,867,110	3,486,354

Schedule of past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2020	2019	2018
Past due at 60 days	18,811	20,463	144,604
Past due by more than 60 days	98,054	47,573	17,250
	$116,865	68,036	161,854

Schedule of movements in allowance for doubtful accounts

Reconciliation of movements in allowance for doubtful accounts

	2020	2019	2018
Balance as of January 1	$(72,886)	(79,937)	(96,900)
Increase in allowance	(1,826)	(57)	(7,862)
Amounts written off	6,458	7,030	24,826
Currency translation effect	(106)	78	(1)
Balance as of December 31,	$(68,360)	(72,886)	(79,937)